Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 1,738	$ 958
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	(205)	67
Dividend income	$ 137	$ 167